Average Annual Total Returns	12 Months Ended	45 Months Ended	46 Months Ended	60 Months Ended	61 Months Ended				94 Months Ended				120 Months Ended	127 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [6]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[4]	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	[2]	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country Asia ex Japan Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.96%			2.57%					5.25%	[1]			4.54%
Lipper Pacific Ex Japan Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.45%			1.48%							5.03%		4.07%
MSCI China All Shares Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.38%			(1.78%)			(0.47%)	[3]
Lipper China Region Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.50%			(1.83%)	(0.59%)
MSCI All Country World Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%		7.65% [5]
Lipper Global Multi-Cap Core Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.18%	5.40%
T. Rowe Price Asia Opportunities Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.39%			1.34%									5.87%
Performance Inception Date														May 21, 2014
T. Rowe Price Asia Opportunities Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.13%			0.89%									5.54%
T. Rowe Price Asia Opportunities Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.53%			1.18%									4.81%
T. Rowe Price Asia Opportunities Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.83%			1.67%					6.24%
Performance Inception Date									Mar. 06, 2017
T. Rowe Price Asia Opportunities Fund - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.30%			1.24%									5.74%
Performance Inception Date														May 21, 2014
T. Rowe Price China Evolution Equity Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.50%			2.87%			4.07%
Performance Inception Date							Dec. 10, 2019
T. Rowe Price China Evolution Equity Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.17%			2.13%			3.33%
T. Rowe Price China Evolution Equity Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.53%			2.20%			3.15%
T. Rowe Price China Evolution Equity Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.95%			3.27%			4.46%
Performance Inception Date							Dec. 10, 2019
T. Rowe Price Global Impact Equity Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.30%		1.04%
Performance Inception Date			Mar. 15, 2021
T. Rowe Price Global Impact Equity Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.30%		1.00%
T. Rowe Price Global Impact Equity Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.14%		0.79%
T. Rowe Price Global Impact Equity Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.53%		1.17%
Performance Inception Date			Mar. 15, 2021

[1]	Return since 3/6/17.
[2]	Return since 2/28/17.
[3]	Return since 12/10/19.
[4]	Return since 11/30/19.
[5]	Return since 3/15/21.
[6]	Return since 3/31/21.